CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
ASSETS
Cash and cash equivalents	$ 2,855	$ 5,044
Restricted cash	729	801
Trade receivables, net	187	192
Financing receivables, net	16,537	15,376
Receivables from Iveco Group N.V.	281	0
Inventories, net	5,473	4,216
Property, plant and equipment, net	1,429	1,475
Investments in unconsolidated subsidiaries and affiliates	319	333
Equipment under operating leases	1,614	1,738
Goodwill, net	3,259	3,210
Other intangible assets, net	1,176	1,207
Deferred tax assets	390	421
Derivative assets	237	182
Other assets	1,162	1,675
Assets held for distribution	0	13,546
Total Assets	35,648	49,416
LIABILITIES AND EQUITY
Debt	20,817	20,897
Payables to Iveco Group N.V.	73	502
Trade payables	3,603	3,530
Deferred tax liabilities	116	125
Pension, postretirement and other postemployment benefits	580	675
Derivative liabilities	326	181
Other liabilities	4,290	4,761
Liabilities held for distribution	0	11,892
Total Liabilities	29,805	42,563
Redeemable noncontrolling interest	49	45
Common shares, €0.01, par value; outstanding 1,353,386,326 common shares and 371,077,277 loyalty program special voting shares at 6/30/2022; and outstanding 1,356,077,000 common shares and 371,218,250 loyalty program special voting shares at 12/31/2021	25	25
Treasury stock, at cost; 11,013,870 common shares at 6/30/2022 and 8,323,196 common shares at 12/31/2021	(121)	(84)
Additional paid in capital	1,456	4,464
Retained earnings	6,751	4,818
Accumulated other comprehensive loss	(2,323)	(2,445)
Noncontrolling interests	6	30
Total Equity	5,794	6,808
Total Liabilities and Equity	$ 35,648	$ 49,416